Organization and Principal Activities - Schedule of Consolidated Statements of Income (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Statements of Income [Line Items]
Net revenues	¥ 1,013,948	$ 144,993	¥ 1,281,734	¥ 1,215,582
Third party customers	1,013,948	144,993	1,276,090	1,215,582
Inter-companies			5,644
Net income (loss)	¥ (642,262)	$ (91,842)	¥ 71,271	¥ (14,991)